UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22565

________________

Center Coast Core MLP Fund I, LLC

(Exact name of registrant as specified in charter)

c/o Registered Fund Solutions, LLC

125 Maiden Lane

New York, NY 10038

(Address of principal executive offices) (Zip code)

Victor Fontana

125 Maiden Lane

New York, NY 10038

(Name and address of agent for service)

registrant's telephone number, including area code: (212) 240-9721

________

Date of fiscal year end: November 30

________

Date of reporting period: November 30, 2011

________

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

Annual Report

For the Period July 1, 2011 (Commencement of Operations) to November 30, 2011

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

For the Period July 1, 2011 (Commencement of Operations) to November 30, 2011

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Members' Equity	3
Statement of Operations	4
Statement of Changes in Members' Equity	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-12
Other Information (unaudited)	13-14
Fund Management (unaudited)	15-16

Certified Public Accountants	Rothstein Kass 4 Becker Farm Road Roseland, NJ 07068 tel 973.994.6666 fax 973.994.0337 www.rkco.com	Beverly Hills Dallas Denver Grand Cayman New York Roseland San Francisco Walnut Creek

Rothstein Kass

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of

Center Coast Core MLP Fund I, LLC

We have audited the accompanying statement of assets, liabilities, and members' equity of Center Coast Core MLP Fund I, LLC (the "Fund"), including the schedule of investments, as of November 30, 2011, and the related statements of operations, changes in members' equity, cash flows and financial highlights for the period July 1, 2011 (Commencement of Operations) through November 30, 2011. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 2011, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Center Coast Core MLP Fund I, LLC as of November 30, 2011, and the results of its operations, changes in members' equity, cash flows and financial highlights for the period July 1, 2011 (Commencement of Operations) through November 30, 2011, in conformity with accounting principles generally accepted in the United States of America.

Roseland, New Jersey

January 27, 2012

1

Center Coast Core MLP Fund I, LLC
(A Delaware Limited Liability Company)
Schedule of Investments - November 30, 2011

Number of Shares		Fair Value

	MASTER LIMITED PARTNERSHIP SHARES - 97.4%
	Diversified - 33.2%
6,011	Enbridge Energy Partners LP	$186,161
3,855	Enterprise Products Partners LP	175,364
2,674	Kinder Morgan Management LLC	189,205
2,520	ONEOK Partners LP	127,411
2,104	Williams Partners LP	122,158
	Total Diversified (cost $726,741)	800,299

	Gathers & Processors - 15.3%
4,073	Crestwood Midstream Partners LP	121,661
2,027	Martin Midstream Partners LP	65,452
3,331	Targa Resources Partners LP	125,012
1,531	Western Gas Partners LP	57,688
	Total Gathers & Processors (cost $344,539)	369,813

	Natural Gas/Natural Gas Liquids - 24.6%
2,020	Boardwalk Pipeline Partners LP	52,439
5,571	El Paso Pipeline Partners LP	182,562
3,368	PAA Natural Gas Storage LP	58,906
4,084	Spectra Energy Partners LP	123,623
3,718	TC Pipelines LP	176,902
	Total Natural Gas/Natural Gas Liquids (cost $615,070)	594,432

	Refined/Crude Oil - 24.3%
1,893	Buckeye Partners LP	120,773
826	Magellan Midstream Partners LP	52,848
1,993	NuStar Energy LP	109,296
2,807	Plains All American Pipeline LP	182,062
569	Sunoco Logistics Partners LP	58,755
2,300	Tesoro Logistics LP	62,698
	Total Refined/Crude Oil (cost $571,206)	586,432

	Total Master Limited Partnership Shares
	(Cost $2,257,556)	$2,350,976

Principal
Amount		Fair Value
	Short-Term Investment - 2.3%
55,360	UMB Money Market Fiduciary, 0.01%[1]	$55,360
	Total Short-Term Investment	55,360
	(Cost $55,360)

	Total Investments - 99.7%
	(Cost $2,312,916)	2,406,336
	Other Assets in excess of Liabilities - 0.3%	6,988
	Total Net Assets - 100%	$2,413,324

1The rate quoted is the annualized seven-day yield of the Fund at the period end.

LLC - Limited Liability Company

LP - Limited Partnership

* All investments are domiciled in the United States

Sector as of 11/30/11
Sector Breakdown	% of Total Investments
Diversified	33.2%
Natural Gas/Natural Gas Liquids	24.6%
Refined/Crude Oil	24.3%
Gathers & Processors	15.3%
Total Master Limited Partnerships	97.4%
Short-Term Investment	2.3%
Total	99.7%

The accompanying notes are an integral part of these Financial Statements.

2

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - November 30, 2011

Assets
Investments in securities, at fair value (cost $2,257,556)	$2,350,976
Cash equivalents	55,360
Due from advisor	18,255
Prepaid assets	19,167
Other assets	16,724

Total Assets	$2,460,482

Liabilities
Professional fees payable	$35,058
Service fees payable	1,551
Accounting and administration fees payable	8,534
Custodian fees payable	1,688
Other expenses payable	327

Total Liabilities	47,158

Members' Equity	$2,413,324

Members' Equity consists of:
Members' Capital Paid-in	$2,269,990
Accumulated net investment income	38,966
Accumulated net realized gain	10,948
Accumulated net unrealized appreciation on investments	93,420

Total Members' Equity	$2,413,324

Number of Outstanding Units	2,303.73

Net Asset Value per Unit	$1,047.57

The accompanying notes are an integral part of these Financial Statements.

3

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Period July 1, 2011 (Commencement of Operations) through November 30, 2011

Investment Income
Distributions from master limited partnerships	$51,223

Operating Expenses
Investment manager fees	8,540
Professional fees	40,167
Accounting and administration fees	33,342
Insurance fees	12,500
Managers' fees	8,333
Custodian fees	4,812
Chief Compliance Officer fees	4,167
Servicing fees	1,551
Other expenses	14,237
Total Operating Expenses	127,649

Expense waivers	(115,392)

Net Expenses	12,257

Net Investment Income	38,966

Net Realized Gain and Unrealized Appreciation on Investments

Net realized gain from investments	10,948
Net accumulated unrealized appreciation on investments	93,420

Net Realized Gain and Unrealized Appreciation on Investments	104,368

Net Increase in Members' Equity from Operations	$143,334

The accompanying notes are an integral part of these Financial Statements.

4

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity
For the Period July 1, 2011 (Commencement of Operations) through November 30, 2011

Members'
Equity

Members' Equity at July 1, 2011	$—
Proceeds from sale of units	2,269,990
Net investment income	38,966
Net realized gain from investments	10,948
Net accumulated unrealized appreciation on investments	93,420

Members' Equity at November 30, 2011	$2,413,324

Units outstanding, beginning of period	—
Units sold	2,303.73
Units outstanding, end of period	2,303.73

The accompanying notes are an integral part of these Financial Statements.

5

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Period July 1, 2011 (Commencement of Operations) through November 30, 2011

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity from Operations	$143,334
Adjustments to reconcile Net Increase in Members' Equity from
Operations to net cash used in operating activities:
Net realized gain from investments	(10,948)
Net accumulated unrealized appreciation on investments	(93,420)
Changes in operating assets and liabilities:
Purchases of investments in securities	(2,417,443)
Sales of investments in securities	170,835
Increase in due from advisor	(18,255)
Increase in prepaid assets	(19,167)
Increase in other assets	(16,724)
Increase in professional fees payable	35,058
Increase in service fees payable	1,551
Increase in accounting and administration fees payable	8,534
Increase in custodian fees payable	1,688
Increase in other expenses payable	327
Net Cash Used in Operating Activities	(2,214,630)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of units	2,269,990

Net change in cash equivalents	55,360

Cash equivalents at beginning of period	—

Cash Equivalents at End of Period	$55,360

The accompanying notes are an integral part of these Financial Statements.

6

Center Coast Core MLP Fund I, LLC
(a Delaware Limited Liability Company)
Financial Highlights
Period from
July 1, 2011 through
November 30, 2011 (1)

Per Unit Operating Performances (2)

NET ASSET VALUE, BEGINNING OF PERIOD (3)	$1,000.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	16.91
Net realized gain and unrealized appreciation on investments	30.66

Net Increase in Members' Equity from Operations	47.57

DISTRIBUTIONS TO MEMBERS:
Net change in Members' Equity due to distributions to Members	—

NET ASSET VALUE, END OF PERIOD	$1,047.57

TOTAL NET ASSET VALUE RETURN (4)(5)(10)	4.76%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	2,413
Net investment income to average net assets (6)	5.00%
Ratio of gross expenses to average net assets (6) (7) (8)	15.48%
Ratio of expense waiver to average net assets (6) (8)	(13.91)%
Ratio of net expenses to average net assets (6) (9)	1.57%
Portfolio Turnover (5)	9.53%

(1)	The Fund commenced operations on July 1, 2011.
(2)	Selected data for a unit of membership interest outstanding throughout the period.
(3)	The net asset value for the beginning period July 1, 2011 (Commencement of Operations) through November 30, 2011 represents the initial contribution per unit of 1,000.
(4)	Total investment return reflects the change in net asset value, inclusive of performance of the Fund adjusted for cash flows related to capital contributions or withdrawals during the period.
(5)	Not annualized
(6)	Annualized
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by Management.
(8)	The Organizational Expenses are not annualized for the ratio calculation.
(9)	Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.
(10)	Total Return Based on Net Asset Value is the combination of changes in net asset value and reinvested dividend income at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation.

The accompanying notes are an integral part of these Financial Statements.

7

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – November 30, 2011

Note 1 – Organization

Center Coast Core MLP Fund I, LLC (the ‘‘Fund’’) was formed as a limited liability company under the laws of the State of Delaware on May 24, 2011 and commenced operations on July 1, 2011. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund’s investment objective is to seek to provide investors with current income and long-term capital appreciation. The Fund’s investments are expected to include Master Limited Partnership (“MLP”) common units and equity securities of “MLP affiliates” which the Fund’s investment advisor defines as entities issuing MLP I-shares, general partners of MLPs and other entities that may own interests of MLPs (collectively, “MLP Positions”). The Fund will invest more than 25% of its net assets in securities of companies in the energy sector, and, under normal circumstances, the Fund intends to invest at least 80% of its assets (including amounts borrowed, if any, for investment purposes) in “midstream” MLPs. Midstream MLPs are generally engaged in the treatment, gathering, compression, processing, transportation, transmission, fractionation, storage and terminalling of natural gas, natural gas liquids, crude oil, refined products or coal.

The Fund commenced operations on July 1, 2011 and is managed by Center Coast Capital Advisors, LP (the “Advisor”), an investment advisor registered under the Investment Advisors act of 1940. The Board of Managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Investments held by the Fund include MLP common units and equity securities of MLP affiliates.

The Fund will calculate its net asset value as of the close of business on the last business day of each calendar month, each date that a unit of limited liability company interest (“Unit”) is offered, as of the date of any distribution and at such other times as the Board shall determine (each, a “Determination Date”). Valuation procedures approved by the Board (the “Valuation Procedures”) provide that the Fund will value its investments at fair value. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the NASDAQ Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Advisor not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures.

If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Advisor not to reflect the fair value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

8

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – November 30, 2011 (continued)

Cash equivalents include highly liquid investments (e.g., treasuries, commercial paper, etc.) with a remaining maturity of 60 days or less. These cash equivalents are valued by the Advisor at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Fund Expenses

The Fund will pay all of its expenses, or reimburse the Advisor or its affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of Units; all fees and expenses reasonably incurred in connection with the operation of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account such as direct and indirect expenses associated with the Fund’s investments.

The Advisor will bear all of its expenses and costs incurred in providing investment advisory services to the Fund, including travel and other expenses related to the selection and monitoring of MLP Positions. In addition, the Advisor is responsible for the payment of the compensation and expenses of those members of the Board and officers of the Fund affiliated with the Advisor, and making available, without expense to the Fund, the services of such individuals, subject to their individual consent to serve and to any limitations imposed by law.

(d) Partnership Accounting Policy

The Fund records its pro-rata share of the income/(loss) and capital gains/(losses), to the extent of distributions it has received, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. These amounts are included in the Fund’s Statement of Operations.

(e) Distributions to Members

Under normal circumstances, the Fund intends to pay substantially all of its net investment income to Members through quarterly distributions. Net investment income of the Fund will consist of cash and paid-in-kind distributions from MLPs, interest from debt securities, and other payments on Fund investments, less Fund expenses.

(f) Federal Income Taxes

The Fund will be treated as a partnership for federal income tax purposes and not as an association taxable as a corporation.

The Fund and the entities in which the Fund invests that are treated as partnerships for federal income tax purposes will not be subject to federal income tax, although they each will file an annual partnership information return with the U.S. Internal Revenue Service, which will report the results of partnership operations. The Fund’s items of income, gain, loss, deduction and credit will include the Fund’s allocable share of the items of income, gain, loss, deduction and credit of the MLP Positions. Generally, the Fund is subject to income tax examinations by major taxing authorities since its inception.

The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund reports their allocable share of the MLPs’ taxable income in computing their own taxable income.

9

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – November 30, 2011 (continued)

In accordance with GAAP, the Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities. Based on its analysis, the Fund has determined that it has not incurred any liability for unrecognized tax benefits as of November 30, 2011. The Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months. However, the Fund’s conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities.

Note 3 – Investment Advisory and Other Agreements

The Fund pays to the Advisor an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Advisor to the Fund. Pursuant to the Investment Management Agreement, the Fund pays the Advisor a monthly Investment Management Fee equal to 1.10% on an annualized basis of the Fund’s net assets as of each month-end, subject to certain adjustments.

The Advisor has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Advisor has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction-related expenses, extraordinary expenses, and any acquired fund fees and expenses) do not exceed 1.60% on an annualized basis of the Fund’s net assets (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Advisor may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit. The Expense Limitation Agreement has an initial one-year term and will automatically renew for consecutive one-year terms thereafter unless sooner terminated. Neither the Fund nor the Advisor may terminate the Expense Limitation Agreement during the initial one-year term. After the initial one-year term, either the Fund or the Advisor may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the period ended November 30, 2011, the Advisor waived fees of $115,392, all of which is subject to recoupment through November 30, 2014.

Registered Fund Solutions, LLC (the “Sponsor”), a Delaware limited liability company, acts as the Fund’s sponsor pursuant to a sponsor agreement between the Fund and the Sponsor. The Sponsor does not currently receive a fee in consideration for the sponsor services provided. However, if approved by the Board, the Sponsor may receive a fee in the future.

Foreside Fund Services, LLC acts as placement agent to the Fund; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the period ended November 30, 2011 were $4,167 and are reported on the Statement of Operations.

The Advisor acts as the servicing agent (the “Servicing Agent”) and receives a monthly servicing fee (the “Servicing Fee”) equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end.

Certain members of the Fund (“Members”) are affiliated with the Advisor. The aggregate value of the affiliated Members’ share of Members’ equity at November 30, 2011 is $340,451.

Note 4 – Subscription and Repurchase of Members’ Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

10

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – November 30, 2011 (continued)

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Units from Members, including the Advisor and its affiliates, pursuant to written tenders by Members.  The Advisor anticipates recommending to the Board that the Fund conduct repurchase offers of no more than 20% of the Fund’s net assets on or about June 30, 2012, and thereafter quarterly on or about each March 31, June 30, September 30, and December 31, not to exceed the repurchase of 50% of the percentage of interests of the Fund per calendar year.

Note 5 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures, issued by the Financial Accounting Standards Board (“FASB”), defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at fair value:
Master Limited Partnerships[1]	$2,350,976	$ -	$ -	$2,350,976
Cash Equivalent	55,360	-	-	55,360
Total Investments, at fair value	$2,406,336	$ -	$ -	$2,406,336

1 All Master Limited Partnerships held in the Fund are Level 1 securities. For a detailed break-out of Master Limited Partnerships by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 2 & 3 securities as of November 30, 2011.

11

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – November 30, 2011 (continued)

Note 6 – Related Party Transactions and Other

The Fund pays the Advisor or one of its affiliates, in its capacity as the Servicing Agent, a monthly Servicing Fee, equal to 0.20% on an annualized basis of the Fund’s net asset value as of each month-end. The Servicing Fee will be paid to the Servicing Agent out of the Fund’s assets and will decrease the net profits or increase the net losses of the Fund. For purposes of determining the Servicing Fee, net asset value will be calculated prior to any reduction for fees and expenses for that month, including, without limitation, the Servicing Fee payable for that month.

An affiliate of the Sponsor, HRC Fund Associates, LLC (“HRC”), receives a fee from the Advisor ranging from 25% to 50% of the Investment Management Fee and Servicing Fees earned by the Advisor, net of certain expenses, in consideration of the services provided by HRC in connection with the sale of Units and/or the services provided to Unit holders pursuant to a marketing agreement. In addition, pursuant to a wholesaling agreement between the Fund’s placement agent and HRC, amounts in excess of fees paid to financial intermediaries by the Fund’s Placement Agent are used to reimburse HRC for expenses related to ongoing marketing and support services to dealer platforms.

Note 7 – Improving Disclosures about Fair Value Measurements

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, “Fair Value Measurement and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 8 – Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund is a recently formed entity and has a limited independent operating history upon which prospective investors in the Fund can evaluate their likely performance. Further, the results of other funds or accounts managed by the Advisor or its affiliates, which have or have had an investment objective similar to or different from that of the Fund may not be indicative of the results that the Fund may achieve. A further discussion of the risks associated with an investment in the Fund is provided in the Fund’s Confidential Private Placement Memorandum and Statement of Additional Information.

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Events Subsequent to the Fiscal Period End

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events that require disclosure in the financial statements.

12

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information (unaudited) – November 30, 2011 (continued)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at 1-855-552-5200 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Management Agreement

At the organizational meeting of the Board held on May 26, 2011, by a unanimous vote, the Board, including a majority of Managers who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Managers”), approved the Investment Management Agreement between the Advisor and the Fund (the “Agreement”).

In advance of the May 26, 2011 meeting, the Independent Managers requested and received extensive materials from the Advisor to assist them in considering the approval of the Agreement. The Independent Managers reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Agreement. Nor are the items described herein all encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Advisor. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Advisor to the Fund under the Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Advisor, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Advisor who would provide the investment advisory and administrative services to the Fund. The Board determined that the Advisor's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Advisor's compliance policies and procedures, including the procedures used to determine the value of each Fund investment.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance

The Board considered the investment experience of the Advisor. Because the Fund had not commenced operations, the Board was not able to review Fund performance. However, the Board considered the performance of a similarly managed account of the Advisor.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisors

The Board reviewed the advisory fee rates and expected total expense ratio of the Fund. The Board also reviewed the proposed annual Fund Servicing Fees to be paid to the Advisor or an affiliate, the proposed placement fee to be paid to Foreside by the Fund and the Expense Limitation Agreement which provide that the Advisor will waive fees and/or reimburse expenses so the total annual expenses, excluding certain expenses, will not exceed 1.60% for the Fund annually. The Board compared the advisory fee and pro-forma total expense ratio for the Fund and the Feeder Fund with various comparative data, including a report prepared by Lipper of other comparable registered funds-of-hedge-funds and the fees of a similar registered private equity fund. The Board noted that the fees payable to the Advisor were lower than or comparable to the fees payable to the advisors of most comparable funds-of-hedge-funds and the registered private equity fund.

13

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Other Information (unaudited) – November 30, 2011 (continued)

The Board concluded that the advisory fees payable by the Fund and pro-forma total expense ratio of the Fund were reasonable and satisfactory in light of the services proposed to be provided.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund's investment management fees under the Agreement. The Board considered the Fund's advisory fees and concluded that the fees were reasonable and satisfactory in light of the services to be provided. The Board also determined that, since the Fund has no assets, economies of scale were not present at this time.

Profitability of Advisor and Affiliates

The Board considered and reviewed pro-forma information concerning the costs incurred and profits expected to be realized by the Advisor from the Advisor's relationship with the Fund and when applicable, the feeder fund. Although the Board considered and reviewed pro-forma information concerning the Advisor’s expected profits, due to the fact that operations for the Fund had not yet commenced, the Board made no determination with respect to profitability.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Advisor from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products in the future. The Board concluded that the fees were reasonable in light of these fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its members to approve the Agreement for an initial two year term.

14

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Fund Management (unaudited) – November 30, 2011

The identity of Managers of the Board and their brief biographical information as of November 30, 2011 is set forth below. The business address of each Manager is care of Registered Fund Solutions, LLC, 125 Maiden Lane, New York, NY 10038.

NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER
INDEPENDENT MANAGERS
David G. Lee Year of Birth: 1952	Manager	Since Inception	President, Client Opinions, Inc. (2003-2011); Chief Operation Officer, Brandywine Asset Management (1998-2004)	2
Robert Seyferth Year of Birth: 1952	Manager	Since Inception	Chief Procurement Officer/Senior Managing Director, Bear Stearns/JP Morgan Chase (1993-2009).	2
INTERESTED MANAGER
Victor Fontana* Year of Birth: 1955	Chairman and Manager	Since Inception	Chief Operating Officer and President, Liberty Street Advisers, Inc. (2007 - present); Chief Operating Officer and President, HRC Portfolio Solutions, LLC (2007 - present); Chief Operating Officer and President, HRC Fund Associates, LLC (2007 - present); Chief Operating Officer and President, Maiden Lane Spin-Off Advisors, LLC (2011 - present); Chief Operating Officer and President, Registered Fund Solutions, LLC (2011-present); Administrative Officer, Institutional Research Services, Inc. (2007-present); Business Development Manager, PCS Securities, Inc. (2008); Director of Transition Services, Investment Technology Group, Inc. (2005 – 2007).	2

*Mr. Fontana is deemed to be an “interested” Manager of the Fund because of his affiliations with the Sponsor.

15

Center Coast Core MLP Fund I, LLC

(a Delaware Limited Liability Company)

Fund Management (unaudited) – November 30, 2011 (continued)

Set forth below is the name, year of birth, position with the Fund, length of term of office, and the principal occupation for the last five years, as of November 30, 2011, of each of the persons currently serving as Executive Officers of the Fund. The business address of each Officer is care of Registered Fund Solutions, LLC, 125 Maiden Lane, New York, NY 10038.

NAME AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY OFFICER
Dan Tutcher Year of Birth: 1949	President	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-present); President, Enbridge Energy Company, Inc. (2001-2006); President and Director, Enbridge Energy Partners, L.P. (2001-2006).	2
Richard Finch Year of Birth: 1974	Treasurer	Since Inception	Chief Compliance Officer and Chief Financial Officer, Center Coast Capital Advisors, L.P. (2009-present); Executive Vice President, The Spectra Group, Inc. (2002-2009); Chief Financial Officer, United Auto Delivery and Recovery (1999-2002); Senior, Ernst and Young, LLP, (1996-1999).	2
John Canning Year of Birth: 1970	Chief Compliance Officer	Since Inception	Director, Cipperman Compliance Services (2011-present); Director of Mutual Fund Administration, Nationwide Funds Group (2008-2011); Director Mutual Fund Administration, BHR Fund Advisors, LP (2006-2008).	2
Benjamin Schmidt Year of Birth: 1976	Secretary	Since Inception	Assistant Vice President Fund Administration, UMB Fund Services, Inc. (2000-present).	2

16

CENTER COAST CORE MLP FUND I, LLC

(a Delaware Limited Liability Company)

125 Maiden Lane, 6th Floor

New York, New York 10038

Investment Advisor

Center Coast Capital Advisors, LP

1100 Louisiana Street, Suite 5025

Houston, Texas 77002

Sponsor

Registered Fund Solutions, LLC

125 Maiden Lane, 6th Floor

New York, New York 10038

Independent Registered Public Accounting Firm

Rothstein Kass

4 Becker Farm Road

Roseland, NJ 07068

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, Wisconsin 53233

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Fund Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. David G. Lee and Mr. Robert Seyferth are qualified to serve as the audit committee financial experts serving on its audit committee and that they are "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

This is the Registrant’s first year of operations; therefore, there are no fees from the prior fiscal year:

(a) The aggregate fees billed for the last fiscal year for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year are $22,500.

Audit-Related Fees

(b) The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2011. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2011.

All Other Fees

(d) The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $0.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

POLICY

It is the registrant’s policy to accept responsibility to vote proxies on behalf of clients and to vote such proxies in the best interest of its clients and ensure that the vote is not the product of an actual or potential conflict of interest.

RESPONSIBILITY

Where the registrant has accepted responsibility to vote proxies on behalf a particular client, the Chief Investment Officer is responsible for ensuring that proxies are voted in a manner consistent with the proxy voting guidelines adopted by the registrant (the “Proxy Voting Guidelines”) and the registrant’s policies and procedures.

PROCEDURES

The registrant will only cast proxy votes in a manner consistent with the best interest of its clients or, to the extent applicable, their beneficiaries. Absent special circumstances, which are further discussed below, all proxies will be voted consistent with the Proxy Voting Guidelines and the registrant’s policies and procedures. The registrant shall, in its Form ADV, generally disclose to clients information about these policies and procedures and how clients may obtain information on how the registrant voted their proxies when applicable. At any time, a client may contact the registrant to request information about how it voted proxies for their securities. It is generally the registrant’s policy not to disclose its proxy voting records to unaffiliated third parties or special interest groups.

The registrant’s Proxy Voting Committee will be responsible for monitoring corporate actions, making proxy voting decisions, and ensuring that proxies are submitted in a timely manner. The Proxy Voting Committee may delegate the responsibility to vote client proxies to one or more persons affiliated with the registrant (such person(s) together with the Proxy Voting Committee are hereafter collectively referred to as “Responsible Voting Parties”) consistent with the Proxy Voting Guidelines. Specifically, when the registrant receives proxy proposals where the Proxy Voting Guidelines outline its general position as voting either “for” or “against,” the proxy will be voted by one of the Responsible Voting Parties in accordance with the registrant’s Proxy Voting Guidelines. When the registrant receives proxy proposals where the Proxy Voting Guidelines do not contemplate the issue or otherwise outline its general position as voting on a case-by-case basis, the proxy will be forwarded to the Proxy Voting Committee, which will review the proposal and either vote the proxy or instruct one of the Responsible Voting Parties on how to vote the proxy.

It is intended that the Proxy Voting Guidelines will be applied with a measure of flexibility. Accordingly, except as otherwise provided in these policies and procedures, the Responsible Voting Parties may vote a proxy contrary to the Proxy Voting Guidelines if, in the sole determination of the Proxy Voting Committee, it is determined that such action is in the best interest of the registrant’s clients. In the exercise of such discretion, the Proxy Voting Committee may take into account a wide array of factors relating to the matter under consideration, the nature of the proposal, and the company involved. Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead to a conclusion that particular proposals by an issuer present unacceptable investment risks and should not be supported. In addition, the proposals should be evaluated in context. For example, a particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package, such as where the effect may be to entrench management. Special circumstances or instructions from clients may also justify casting different votes for different clients with respect to the same proxy vote.

The Responsible Voting Parties will document the rationale for all proxy voted contrary to the Proxy Voting Guidelines. Such information will be maintained as part of the registrant’s recordkeeping process. In performing its responsibilities the Proxy Voting Committee may consider information from one or more sources including, but not limited to, management of the company presenting the proposal, shareholder groups, legal counsel, and independent proxy research services. In all cases, however, the ultimate decisions on how to vote proxies are made by the Proxy Voting Committee.

Conflicts of Interest

The registrant may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships it maintains with persons having an interest in the outcome of certain votes. For example, the registrant may provide services to accounts owned or controlled by companies whose management is soliciting proxies. The registrant, along with any affiliates and/or employees, may also occasionally have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.

If the Responsible Voting Parties become aware of any potential or actual conflict of interest relating to a particular proxy proposal, they will promptly report such conflict to the Committee. Conflicts of interest will be handled in various ways depending on their type and materiality of the conflict. The registrant will take the following steps to ensure that its proxy voting decisions are made in the best interest of its clients and are not the product of such conflict:

•	Where the Proxy Voting Guidelines outline the registrant’s voting position, as either “for” or “against” such proxy proposal, voting will be in accordance with the Proxy Voting Guidelines.
•	Where the Proxy Voting Guidelines outline the registrant’s voting position to be determined on a “case-by-case” basis for such proxy proposal, or such proposal is not contemplated in the Proxy Voting Guidelines, then one of the two following methods will be selected by the Committee depending upon the facts and circumstances of each situation and the requirements of applicable law:
o	Voting the proxy in accordance with the voting recommendation of a non-affiliated third party vendor; or
o	Provide the client with sufficient information regarding the proxy proposal and obtain the client’s consent or direction before voting.

 Third Party Delegation

The registrant may delegate to a non-affiliated third party vendor the responsibility to review proxy proposals and make voting recommendations to the registrant. The Chief Investment Officer will ensure that any third party recommendations followed will be consistent with the Proxy Voting Guidelines. In all cases, however, the ultimate decisions on how to vote proxies are made by the Committee.

Mutual Funds

In the event that the registrant acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any resolutions or other instructions approved by an authorized person of the fund.

Special Circumstances

The registrant may choose not to vote proxies in certain situations or for certain accounts, such as: (i) where the registrant deems the cost of voting the proxy would exceed any anticipated benefit to the client; (ii) where a proxy is received for a client that has terminated the registrant’s services; (iii) where a proxy is received for a security that the registrant no longer manages (i.e., the registrant had previously sold the entire position); and/or (iv) where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as “blocking markets”).

In addition, certain accounts over which the registrant has proxy-voting discretion may participate in securities lending programs administered by the custodian or a third party. Because title to loaned securities passes to the borrower, the registrant will be unable to vote any security that is out on loan to a borrower on a proxy record date. If the registrant has investment discretion, however, the registrant shall reserve the right to instruct the lending agent to terminate a loan in situations where the matter to be voted upon is deemed to be material to the investment and the benefits of voting the security are deemed to outweigh the costs of terminating the loan.

BOOKS AND RECORDS

In its books and records, the registrant will maintain a copy of the following documents:

Proxy statement that the registrant receives regarding client’s securities;
Votes that the registrant casts on behalf of a client;
Any document the registrant created that was material to making a decision on how to vote proxies on behalf of a client or that memorialize the basis for such decision; and Written client request for information on how the registrant voted proxies on behalf of the requesting client and a copy of the registrant’s written response to any (written or verbal) client request for information on how the registrant voted proxies on behalf of the requesting client.

The registrant may rely upon the Commission’s EDGAR system to maintain certain records referred to above.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the personnel of Center Coast Capital Advisors, L.P (the “Advisor”), who are primarily responsible for Center Coast Core MLP Fund I, LLC (the “Fund”) day-to-day portfolio management (the “Portfolio Management Team”) as of November 30, 2011:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years

Dan C. Tutcher	President	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-Present); President, Enbridge Energy Co. Inc., (2001-2006); President & Director, Enbridge Energy Partners, L.P. (2001-2006).

Robert T. Chisholm	Senior Portfolio Manager	Since Inception	Senior Portfolio Manager and Principal, Center Coast Capital Advisors, L.P. (2007-Present); Morgan Keegan’s Energy Investment Banking Division (2006-2007); Senior Project Advisor, Enbridge Energy Partners, L.P. (2002-2006).

Steven W. Sansom	Principal	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-Present); CEO, Green Square Capital (2001-2007).

Darrell L. Horn	Principal	Since Inception	Founder and Principal, Center Coast Capital Advisors, L.P. (2007-Present); Senior Managing Director, Green Square Capital (2001-2007).

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Portfolio Management Team are primarily responsible for the day-to-day portfolio management as of November 30, 2011:

	Number of Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee:
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Dan C. Tutcher	0	1-$82mm	0	2-$234mm	0	12-$26mm
Robert T. Chisholm	0	1-$82mm	0	2-$234mm	0	12-$26mm
Steven W. Sansom	0	1-$82mm	0	2-$234mm	1-$43mm	1029-$1.5B
Darrell L. Horn	0	1-$82mm	0	2-$234mm	1-$43mm	1029-$1.5B

Conflicts of Interests

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:

The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Advisor seeks to manage such competing interests for the time and attention of a portfolio manager by having the portfolio manager focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts. With respect to securities transactions for the Fund, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered funds, and other accounts managed for organizations and individuals), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a fund or other account(s) involved.

The Advisor has updated certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedure will detect each and every situation in which a conflict arises.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The portfolio managers are not directly compensated for their work with respect to the Fund; however, the portfolio managers are equity owners of the Advisor and therefore benefit indirectly from the revenue generated from the Investment Management Agreement. Mr. Chisholm is also partially compensated with a base salary.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Portfolio Management Team in the Fund as of November 30, 2011:

Portfolio Management Team Member	Dollar Range of Units Beneficially Owned by Portfolio Management Team Member
Dan C. Tutcher	$1,000,000 - $10,000,000
Robert T. Chisholm	$10,000 - $50,000
Steven W. Sansom	$10,000 - $50,000
Darrell L. Horn	$10,000 - $50,000

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee accepts and reviews member nominations for managers. A member nomination for manager may be submitted to the registrant by sending the nomination to the nominating committee. The nominating committee will evaluate candidates recommended by management of the registrant and by members in a similar manner, as long as the recommendation submitted by a member includes at a minimum: the name, address and telephone number of the recommending member and information concerning the member’s interests in the registrant in sufficient detail to establish that the member held units of limited liability company interests in the registrant on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating committee in evaluating the recommended nominee’s qualifications to serve as a manager.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Center Coast Core MLP Fund I, LLC

By (Signature and Title)*     /s/: Dan C. Tutcher

Dan C. Tutcher, President

(Principal Executive Officer)

Date February 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/: Dan C. Tutcher

Dan C. Tutcher, President

(Principal Executive Officer)

Date February 7, 2012

By (Signature and Title)*     /s/: Richard Finch

Richard Finch, Treasurer

(Principal Financial Officer)

Date February 7, 2012

* Print the name and title of each signing officer under his or her signature.